October 15, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Columbia Funds Series Trust II (the “Trust”)

(No. 333-184405)

Dear Sir or Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests a series identifier for Class Y shares of Columbia Equity Value Fund, a series of the Trust, which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust on October 12, 2012 (accession number 0001193125-12-422104).

This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the aforementioned registration statement on Form N-14 solely for the purpose of obtaining class identifiers for the specified share classes, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact the undersigned at 617.385.9536.

Very truly yours,

/S/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary
Columbia Funds Series Trust II